Note 25 - Operating Segments (Tables)	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
(thousands of Canadian dollars)
for the year ended	October 31, 2025
	Digital Banking	Digital Banking	Digital Meteor	DRTC	Eliminations/	Consolidated
	Canada	USA			Adjustments
Net interest income	$103,265	$12,903	$-	$-	$-	$116,168
Non-interest income	460	(39)	2,206	7,245	(1,399)	8,473
Total revenue	103,725	12,864	2,206	7,245	(1,399)	124,641

Provision for (recovery of) credit losses	4,553	(140)	-	-	-	4,413
	99,172	13,004	2,206	7,245	(1,399)	120,228

Non-interest expenses:
Salaries and benefits	25,785	5,015	814	6,370	-	37,984
General and administrative	29,560	3,484	574	1,508	(1,399)	33,727
Premises and equipment	3,677	722	820	1,805	-	7,024
	59,022	9,221	2,208	9,683	(1,399)	78,735

Income (loss) before income taxes	40,150	3,783	(2)	(2,438)	-	41,493

Income tax provision	12,538	1,111	-	(614)	-	13,035

Net income (loss)	$27,612	$2,672	$(2)	$(1,824)	$-	$28,458

Total assets	$5,050,922	$759,733	$10,207	$24,538	$(36,925)	$5,808,475

Total liabilities	$4,777,508	$498,822	$8,006	$28,319	$(36,853)	$5,275,802
for the year ended	October 31, 2024
	Digital Banking	Digital Banking	Digital Meteor	DRTC	Eliminations/	Consolidated
	Canada	USA			Adjustments
Net interest income	$101,263	$1,392	$-	$-	$-	$102,655
Non-interest income	698	1	1,183	8,455	(1,359)	8,978
Total revenue	101,961	1,393	1,183	8,455	(1,359)	111,633

Provision for (recovery of) credit losses	(134)	(134)	-	-	-	(268)
	102,095	1,527	1,183	8,455	(1,359)	111,901

Non-interest expenses:
Salaries and benefits	26,523	437	526	5,298	-	32,784
General and administrative	18,324	365	242	1,597	(1,359)	19,169
Premises and equipment	3,292	105	120	1,638	-	5,155
	48,139	907	888	8,533	(1,359)	57,108

Income (loss) before income taxes	53,956	620	295	(78)	-	54,793

Income tax provision	14,860	155	41	(11)	-	15,045

Net income (loss)	$39,096	$465	$254	$(67)	$-	$39,748

Total assets	$4,602,360	$226,319	$3,434	$23,564	$(17,193)	$4,838,484

Total liabilities	$4,343,878	$90,716	$1,371	$28,894	$(25,578)	$4,439,281